ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 12, 2021	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re: State Street Institutional Investment Trust (the “Registrant”) Registration Statement on Form N-14

Ladies and Gentlemen:

Enclosed for filing on behalf of the Registrant is Pre-Effective Amendment No. 1 (“Pre-Effective Amendment No. 1”) to the registration statement on Form N-14 filed on March 5, 2021 (the “Registration Statement”), relating to shares of State Street Income Fund and State Street U.S. Core Equity Fund to be issued in connection with the proposed reorganizations of the General Electric RSP Income Fund and the General Electric RSP U.S. Equity Fund into State Street Income Fund and State Street U.S. Core Equity Fund, respectively. Pre-Effective Amendment No. 1 is being filed at the request of the staff of the Securities and Exchange Commission (the “Commission”) solely for the purpose of filing as an exhibit to the Registration Statement a revised copy of the consent of the auditor, BBD, LLP, to correct the mistaken use of an incorrect name of the Registrant in the consent included in the initial filing of the Registration Statement. Other than revisions to the contents of that exhibit, no changes have been made to the Registration Statement as filed on March 5, 2021.

No registration fee is being paid at the time of filing because the Registrant has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares. The Registrant proposes that this filing will become effective thirty days after filing pursuant to Rule 488 under the Securities Act of 1933, as amended. Given the purposes for which this Pre-Effective Amendment No. 1 is being filed, and that no other changes have been made, as discussed with Mr. John Kernan, we would greatly appreciate the Commission declaring the Registration Statement, as amended, effective on or before April 4, 2020, the proposed effective date for the initial filing of the Registration Statement pursuant to Rule 488. A formal request for acceleration will be made as we approach that date.

Please direct any questions you may have with respect to this filing to me (at 617-951-7114). We would greatly appreciate receiving any comments you might have at your earliest convenience.

Sincerely,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann